Supplementary information on oil and gas activities (unaudited) - Summary of changes in the standardized measure of discounted future net cash flows (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional information [abstract]
Standardized measure of future discounted cash flow, net, at beginning of year	[1]	$ 4,032	$ 3,390	$ 3,241
Sales of Crude oil, LNG and Natural gas produced, net of production costs	[1]	(1,940)	(1,163)	(841)
Net changes in selling prices and production costs related to future production	[1],[2]	(665)	327	(243)
Net changes in estimated future development costs	[1],[3]	3,961	2,646	2,997
Estimated development costs previously incurred	[1]	604	1,165	669
Net changes from revisions of workload estimates	[1],[4]	(13)	11	(286)
Net changes from extensions, discoveries and improvements	[1],[5]	(648)	(1,096)	(1,053)
Net changes from on-site purchases and sales of minerals	[1],[6]	2,240	0	(131)
Cumulative discount	[1]	403	339	324
Net changes in income tax	[1],[7]	(1,367)	(1,587)	(1,287)
Changes in the standardized measure of future discounted cash flow for the year	[1]	2,575	642	149
Standardized measure of future discounted cash flow at end of year	[1]	$ 6,607	$ 4,032	$ 3,390

[1]	Amounts expressed in MM USD.
[2]	For the year ended December 31, 2025, primarily affected by an increase in the prices of crude oil, petroleum condensate, natural gas, and LPG in Argentina, which decrease from 69.44 USD/bbl to 63.99 USD/bbl of crude oil; the increase of condensate, and C5+, from 25.72 USD/bbl to 32.70 USD/bbl of LPG, and the decrease from 3.89 USD per thousand cubic foot (“USD/Kft3) to 3.19 USD/Kft3 of sales gas. Also, for the year ended December 31, 2024, primarily affected by an increase in the prices of crude oil, petroleum condensate, natural gas, and LPG in Argentina, which increased from 66.50 USD/bbl to 69.44 USD/bbl of crude oil, condensate, and C5+, from 25.40 USD/bbl to 25.72 USD/bbl of LPG, and from 3.55 USD per thousand cubic foot (“USD/Kft3) to 3.89 USD/Kft3 of sales gas
[3]	For the year ended December 31, 2025, mainly related to the extension of the proved area due to the addition of 63 wells in proved reserves in Bajada del Palo Oeste area in the Vaca Muerta formation with positive results. It also reflects the addition of proved reserves from the unconventional Bajada del Palo Este area, including 28 additional wells, and the addition of 2 wells in the unconventional Aguada Federal area. Also, for the year ended December 31, 2024, mainly related to the extension of the proved area due to the addition of 52 wells in proved reserves in Bajada del Palo Oeste area in Vaca Muerta formation with positive results, also related to the addition of proved reserves from the unconventional Bajada del Palo Este area with 34 additional wells and a total of 15 wells were added in the unconventional Aguada Federal.
[4]	For the years ended December 31, 2025, and 2024, mainly affected by the extension in the economic limits of assets due to a decrease or increase in the prices of crude oil, petroleum condensate, natural gas and LPG, detailed in point (2).
[5]	For the years ended December 31, 2025, and 2024, related to cost development revisions of the unconventional area of Bajada del Palo Oeste, Bajada del Palo Este and Aguada Federal.
[6]	For the year ended December 31, 2025 related with: (i) the agreement signed with Trafigura (Note 1.2.1) and; (ii) the acquisition of LACh (Note 1.2.2).
[7]	For the year ended December 31, 2025, and 2024, the change is due to higher expected revenue mainly from the extensions and (decrease) increases in hydrocarbon prices.